Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total	$ 339,350,618	$ 347,768,717
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	76,373,071	77,282,817
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	50,380,289	50,391,224
Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	12,514,133	10,564,467
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	200,083,125	209,530,209
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	253,710,880	252,478,429
Pass [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	67,605,311	69,163,911
Pass [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	46,344,056	48,283,560
Pass [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	10,519,123	9,691,685
Pass [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	129,242,390	125,339,273
Caution [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	49,103,729	34,893,641
Caution [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	1,264,415	956,976
Caution [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	2,510,519	1,046,624
Caution [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	1,465,136	340,706
Caution [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	43,863,659	32,549,335
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	18,095,430	36,139,924
Special Mention [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	607,336	639,638
Special Mention [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	81,617	128,033
Special Mention [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	102,046	202,895
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	17,304,431	35,169,358
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	18,440,579	24,256,723
Substandard [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	6,896,009	6,522,292
Substandard [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	1,444,097	933,007
Substandard [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	427,828	329,181
Substandard [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	$ 9,672,645	$ 16,472,243